DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2024
Description Of Business
DESCRIPTION OF BUSINESS

1.	DESCRIPTION OF BUSINESS

Companhia Siderúrgica Nacional (CSN) is a publicly-held corporation, headquartered in the capital of the State of São Paulo. Founded on April 9, 1941 during the Getúlio Vargas government, the Company was privatized in 1993.

CSN (“Company”) together with its subsidiaries, controlled entities, jointly controlled entities and affiliates (referred to as "Group"), operates in five main business segments:

i)	Steel industry: production and marketing of flat and long steels
ii)	Mining: extraction, processing and marketing of iron ore, tin, limestone and dolomite
iii)	Cement: production and commercialization of bagged and bulk cement, in addition to aggregates, concrete, and other related products
iv)	Energy: generation and sale of energy from almost all renewable sources and
v)	Logistics: participations in railways and port terminals.

CSN is listed on B3 – Brasil, Bolsa, Balcão, under the code CSNA3, where it trades its shares, and on the NYSE - United States stock exchange, under the code SID. Besides that, its subsidiaries CSN Mineração S.A. and Companhia Estadual de Geração de Energia Elétrica are publicly traded companies in Brazil, with CSN Mineração S.A. trading common shares on B3 under the ticker CMIN3.

The CSN Group has a significantly diversified business, being one of Brazil's leading steel producers, the second largest exporter of iron ore and a pioneer in the stacking of tailings to de-characterize dams. It also occupies the position of the second largest player in the cement sector in the country.

•	Going Concern:

Management understands that the Company has adequate resources to continue its operations. Accordingly, the Company's financial statements for the year ended December 31, 2024 have been prepared on a going concern basis.